Note 15 - Earnings Per Common Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average number of common shares outstanding used in basic earnings per common share calculation (in shares)	4,368,289	4,215,899	4,180,994
Options and warrants (in shares)	423,818	640,410	553,386
Restricted stock awards (in shares)	10,868	11,662	13,367
Weighted average number of common shares outstanding adjusted for effect of dilutive securities (in shares)	4,802,975	4,867,971	4,747,747
Net income	$ 8,236	$ 4,404	$ 6,350
Basic earnings per common share (in dollars per share)	$ 1.89	$ 1.04	$ 1.52
Diluted earnings per common share (in dollars per share)	$ 1.71	$ 0.90	$ 1.34